Quarterly Holdings Report
for
Fidelity® Magellan® Fund
December 31, 2024
MAG-NPRT3-0325
1.811314.120
Common Stocks - 98.6%
	Shares	Value ($)
CANADA - 1.1%
Information Technology - 1.1%
Software - 1.1%
Constellation Software Inc/Canada	128,700	397,968,567
NETHERLANDS - 1.0%
Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
ASML Holding NV	528,700	370,319,815
TAIWAN - 1.1%
Information Technology - 1.1%
Semiconductors & Semiconductor Equipment - 1.1%
Taiwan Semiconductor Manufacturing Co Ltd	12,100,000	393,100,753
UNITED STATES - 95.4%
Communication Services - 9.1%
Interactive Media & Services - 9.1%
Alphabet Inc Class A	6,319,100	1,196,205,630
Alphabet Inc Class C	3,548,200	675,719,208
Meta Platforms Inc Class A	2,390,500	1,399,661,655
		3,271,586,493
Consumer Discretionary - 10.3%
Broadline Retail - 5.3%
Amazon.com Inc (a)	8,790,900	1,928,635,551
Hotels, Restaurants & Leisure - 2.6%
Hilton Worldwide Holdings Inc	1,930,762	477,207,136
Marriott International Inc/MD Class A1	1,647,750	459,623,385
		936,830,521
Specialty Retail - 2.4%
AutoZone Inc (a)	132,794	425,206,388
O'Reilly Automotive Inc (a)	365,600	433,528,480
		858,734,868
TOTAL CONSUMER DISCRETIONARY		3,724,200,940

Consumer Staples - 1.9%
Consumer Staples Distribution & Retail - 1.9%
Costco Wholesale Corp	735,728	674,125,495
Financials - 10.9%
Capital Markets - 4.0%
Ares Management Corp Class A	2,544,505	450,453,720
Moody's Corp	997,058	471,977,345
S&P Global Inc	1,032,209	514,071,049
		1,436,502,114
Financial Services - 4.4%
Mastercard Inc Class A	1,419,699	747,570,902
Visa Inc Class A	2,609,893	824,830,584
		1,572,401,486
Insurance - 2.5%
Arthur J Gallagher & Co	1,609,193	456,769,433
Marsh & McLennan Cos Inc	2,165,295	459,930,311
		916,699,744
TOTAL FINANCIALS		3,925,603,344

Health Care - 8.4%
Health Care Equipment & Supplies - 1.3%
Boston Scientific Corp (a)	5,448,700	486,677,884
Health Care Providers & Services - 2.0%
UnitedHealth Group Inc	1,417,835	717,226,013
Life Sciences Tools & Services - 2.7%
Danaher Corp	2,085,100	478,634,705
Thermo Fisher Scientific Inc	989,374	514,702,036
		993,336,741
Pharmaceuticals - 2.4%
Eli Lilly & Co	1,101,444	850,314,768
TOTAL HEALTH CARE		3,047,555,406

Industrials - 17.7%
Aerospace & Defense - 3.8%
GE Aerospace	3,119,200	520,251,369
HEICO Corp Class A	2,190,818	407,667,413
TransDigm Group Inc	356,365	451,614,237
		1,379,533,019
Building Products - 1.3%
Trane Technologies PLC	1,235,000	456,147,250
Commercial Services & Supplies - 3.4%
Cintas Corp	2,234,636	408,267,997
Copart Inc (a)	7,619,016	437,255,328
Waste Connections Inc (United States)	2,139,400	367,078,252
		1,212,601,577
Construction & Engineering - 1.2%
Quanta Services Inc	1,407,437	444,820,464
Electrical Equipment - 2.5%
AMETEK Inc	2,232,883	402,499,489
Eaton Corp PLC	1,483,619	492,368,638
		894,868,127
Machinery - 2.3%
Ingersoll Rand Inc	4,258,200	385,196,772
Westinghouse Air Brake Technologies Corp	2,322,200	440,265,898
		825,462,670
Professional Services - 1.0%
Verisk Analytics Inc	1,470,657	405,063,058
Trading Companies & Distributors - 2.2%
United Rentals Inc	565,700	398,501,708
Watsco Inc	833,600	395,034,704
		793,536,412
TOTAL INDUSTRIALS		6,412,032,577

Information Technology - 32.3%
Communications Equipment - 2.8%
Arista Networks Inc	4,858,056	536,960,930
Motorola Solutions Inc	992,355	458,696,251
		995,657,181
Electronic Equipment, Instruments & Components - 1.2%
Amphenol Corp Class A	6,516,008	452,536,756
IT Services - 1.0%
Gartner Inc (a)	811,253	393,027,740
Semiconductors & Semiconductor Equipment - 14.1%
Broadcom Inc	5,931,700	1,375,205,328
KLA Corp	692,683	436,473,412
Lam Research Corp	6,052,630	437,181,465
NVIDIA Corp	21,147,730	2,839,928,662
		5,088,788,867
Software - 13.2%
Cadence Design Systems Inc (a)	1,687,129	506,914,779
Intuit Inc	818,300	514,301,550
Microsoft Corp	6,529,698	2,752,267,707
Oracle Corp	3,403,400	567,142,576
Synopsys Inc (a)	861,521	418,147,833
		4,758,774,445
TOTAL INFORMATION TECHNOLOGY		11,688,784,989

Materials - 4.8%
Chemicals - 2.6%
Linde PLC	1,241,594	519,818,160
Sherwin-Williams Co/The	1,225,900	416,720,187
		936,538,347
Construction Materials - 2.2%
Martin Marietta Materials Inc	750,610	387,690,065
Vulcan Materials Co	1,550,698	398,886,047
		786,576,112
TOTAL MATERIALS		1,723,114,459

TOTAL UNITED STATES		34,467,003,703
TOTAL COMMON STOCKS (Cost $18,743,951,154)		35,628,392,838

Money Market Funds - 1.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (b) (Cost $518,384,598)	4.36	518,280,941	518,384,597

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $19,262,335,752)	36,146,777,435
NET OTHER ASSETS (LIABILITIES) - 0.0%	(9,765,517)
NET ASSETS - 100.0%	36,137,011,918

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	320,929,898	4,801,631,373	4,604,177,904	15,136,180	1,230	-	518,384,597	518,280,941	1.0%
Fidelity Securities Lending Cash Central Fund	340,367,850	633,778,426	974,146,276	147,049	-	-	-	-	0.0%
Total	661,297,748	5,435,409,799	5,578,324,180	15,283,229	1,230	-	518,384,597	518,280,941

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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